VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—75.3%
Airlines—1.1%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 775	$ 868
Southwest Airlines Co. 1.250%, 5/1/25(1)	1,305	1,605
		2,473

Auto Manufacturers—0.7%
Ford Motor Co. 0.000%, 3/15/26(1)	1,095	1,101
Lucid Group, Inc. 144A 1.250%, 12/15/26(2)	640	398
		1,499

Banks—1.7%
Barclays Bank plc 0.000%, 2/18/25	1,465	1,559
BofA Finance LLC 0.600%, 5/25/27	1,985	2,138
		3,697

Biotechnology—6.2%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(2)	1,340	1,343
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	120	120
1.250%, 5/15/27	2,270	2,271
Cytokinetics, Inc. 144A 3.500%, 7/1/27(2)	940	1,054
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	3,120	2,788
144A 1.000%, 8/15/28(2)	1,910	2,003
Insmed, Inc. 1.750%, 1/15/25	1,275	1,165
Sarepta Therapeutics, Inc.
1.500%, 11/15/24(1)	395	669
144A 1.250%, 9/15/27(2)	1,935	2,056
		13,469

Commercial Services—4.5%
Block, Inc.
0.125%, 3/1/25	2,170	2,011
0.250%, 11/1/27(1)	1,425	1,064
Chegg, Inc. 0.125%, 3/15/25	1,115	965
Repay Holdings Corp. 144A 0.000%, 2/1/26(2)	1,350	928
Shift4 Payments, Inc.
0.000%, 12/15/25(1)	1,575	1,420
0.500%, 8/1/27	2,585	1,989
Stride, Inc. 1.125%, 9/1/27(1)	1,570	1,416
		9,793

Computers—4.5%
3D Systems Corp. 144A 0.000%, 11/15/26(2)	1,365	949
	Par Value	Value

Computers—continued
CyberArk Software Ltd. 0.000%, 11/15/24	$ 1,000	$ 1,171
KBR, Inc. 2.500%, 11/1/23	1,130	2,251
Lumentum Holdings, Inc.
0.500%, 12/15/26(1)	645	630
144A 0.500%, 6/15/28(2)	1,385	1,161
Parsons Corp. 0.250%, 8/15/25	770	882
Pure Storage, Inc. 0.125%, 4/15/23(1)	755	918
Rapid7, Inc. 0.250%, 3/15/27	735	579
Zscaler, Inc. 0.125%, 7/1/25(1)	920	1,127
		9,668

Cosmetics & Personal Care—0.8%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(2)	2,100	1,657
Diversified Financial Services—2.2%
Coinbase Global, Inc. 0.500%, 6/1/26	1,945	1,284
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.000%, 8/15/23	1,445	1,370
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	1,955	2,138
		4,792

Energy-Alternate Sources—3.1%
Enphase Energy, Inc.
0.000%, 3/1/26(1)	1,410	1,728
0.000%, 3/1/28(1)	1,195	1,533
Plug Power, Inc. 3.750%, 6/1/25	195	625
Stem, Inc. 144A 0.500%, 12/1/28(2)	2,150	1,599
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(2)	1,470	1,191
		6,676

Entertainment—2.7%
DraftKings Holdings, Inc. 0.000%, 3/15/28	1,070	669
Live Nation Entertainment, Inc. 2.000%, 2/15/25(1)	3,520	3,612
Vail Resorts, Inc. 0.000%, 1/1/26(1)	1,785	1,580
		5,861

Equity Real Estate Investment Trusts (REITs)—0.6%
Pebblebrook Hotel Trust 1.750%, 12/15/26(1)	1,530	1,348
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Food & Beverage—0.7%
Post Holdings, Inc. 144A 2.500%, 8/15/27(2)	$ 1,505	$ 1,564
Healthcare-Products—1.8%
CONMED Corp. 144A 2.250%, 6/15/27(2)	165	144
Insulet Corp. 0.375%, 9/1/26(1)	1,480	1,891
Natera, Inc. 2.250%, 5/1/27	540	762
Novocure Ltd. 0.000%, 11/1/25	780	663
Repligen Corp. 0.375%, 7/15/24	330	557
		4,017

Healthcare-Services—0.9%
Elevance Health, Inc. 2.750%, 10/15/42	240	1,870
Internet—10.2%
Booking Holdings, Inc. 0.750%, 5/1/25(1)	795	1,028
Etsy, Inc. 0.250%, 6/15/28(1)	3,190	2,461
Farfetch Ltd. 3.750%, 5/1/27	975	925
Palo Alto Networks, Inc.
0.750%, 7/1/23(1)	1,310	2,537
0.375%, 6/1/25(1)	1,355	2,384
Perficient, Inc. 144A 0.125%, 11/15/26(2)	2,355	1,762
Snap, Inc.
0.750%, 8/1/26	1,045	898
144A 0.125%, 3/1/28(2)	2,220	1,457
TechTarget, Inc. 144A 0.000%, 12/15/26(2)	1,930	1,530
Uber Technologies, Inc. 0.000%, 12/15/25	3,320	2,742
Wayfair, Inc.
1.125%, 11/1/24	1,985	1,727
144A 3.250%, 9/15/27(2)	1,020	878
Zillow Group, Inc. 2.750%, 5/15/25	1,985	1,860
		22,189

Leisure Time—2.7%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)(2)	4,015	3,061
Royal Caribbean Cruises Ltd. 144A 6.000%, 8/15/25(2)	1,505	1,959
Topgolf Callaway Brands Corp. 2.750%, 5/1/26(1)	660	829
		5,849

Machinery-Diversified—1.2%
Chart Industries, Inc. 144A 1.000%, 11/15/24(1)(2)	425	1,616
	Par Value	Value

Machinery-Diversified—continued
Middleby Corp. (The) 1.000%, 9/1/25(1)	$ 735	$ 888
		2,504

Media—6.2%
DISH Network Corp. 0.000%, 12/15/25(1)	3,830	2,578
Liberty Broadband Corp.
144A 1.250%, 9/30/50(2)	2,995	2,850
144A 2.750%, 9/30/50(2)	2,240	2,167
Liberty Media Corp.
1.375%, 10/15/23(1)	1,620	2,074
144A 2.250%, 8/15/27(2)	1,970	1,811
World Wrestling Entertainment, Inc. 3.375%, 12/15/23	645	2,045
		13,525

Metal Fabricate/Hardware—0.5%
Xometry, Inc. 144A 1.000%, 2/1/27(2)	920	1,113
Mining—2.0%
Lithium Americas Corp. 144A 1.750%, 1/15/27(2)	1,775	1,521
Livent Corp. 4.125%, 7/15/25	220	814
MP Materials Corp. 144A 0.250%, 4/1/26(1)(2)	2,030	1,933
		4,268

Oil, Gas & Consumable Fuels—2.2%
EQT Corp. 1.750%, 5/1/26(1)	330	940
Northern Oil and Gas, Inc. 144A 3.625%, 4/15/29(2)	770	863
Pioneer Natural Resources Co. 0.250%, 5/15/25(1)	1,120	2,873
		4,676

Pharmaceuticals—4.7%
Dexcom, Inc. 0.250%, 11/15/25(1)	5,785	6,360
Jazz Investments I Ltd. 2.000%, 6/15/26(1)	2,855	3,189
Revance Therapeutics, Inc. 1.750%, 2/15/27	780	763
		10,312

Retail—0.4%
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	235	832
Semiconductors—3.3%
Impinj, Inc. 144A 1.125%, 5/15/27(2)	1,090	1,347
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(1)	1,730	1,650

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Microchip Technology, Inc. 0.125%, 11/15/24(1)	$ 1,010	$ 1,016
ON Semiconductor Corp. 0.000%, 5/1/27(1)	1,175	1,538
Wolfspeed, Inc. 144A 0.250%, 2/15/28(2)	1,835	1,677
		7,228

Software—9.7%
Akamai Technologies, Inc. 0.125%, 5/1/25	870	933
Bill.com Holdings, Inc.
0.000%, 12/1/25(1)	650	721
0.000%, 4/1/27	2,180	1,718
Box, Inc. 0.000%, 1/15/26	1,155	1,435
Cloudflare, Inc. 0.000%, 8/15/26	4,260	3,427
Confluent, Inc. 144A 0.000%, 1/15/27(2)	1,920	1,440
Datadog, Inc. 0.125%, 6/15/25(1)	210	239
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(2)	2,165	1,583
Evolent Health, Inc. 1.500%, 10/15/25	805	928
Five9, Inc. 0.500%, 6/1/25	1,045	926
Model N, Inc. 2.625%, 6/1/25	810	1,056
MongoDB, Inc. 0.250%, 1/15/26(1)	445	500
Splunk, Inc.
1.125%, 9/15/25	760	704
1.125%, 6/15/27	1,770	1,504
Tyler Technologies, Inc. 0.250%, 3/15/26(1)	1,905	1,784
Unity Software, Inc. 144A 0.000%, 11/15/26(1)(2)	2,020	1,469
Workiva, Inc. 1.125%, 8/15/26	555	649
		21,016

Transportation—0.7%
Air Transport Services Group, Inc. 1.125%, 10/15/24	1,475	1,606
Total Convertible Bonds and Notes (Identified Cost $175,234)		163,502

Corporate Bonds and Notes—19.6%
Aerospace & Defense—0.4%
TransDigm, Inc. 5.500%, 11/15/27(1)	510	465
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)(2)	143	145
	Par Value	Value

Aerospace & Defense—continued
144A 6.250%, 9/15/24(1)(2)	$ 175	$ 162
		772

Airlines—0.3%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)(2)	300	328
Delta Air Lines, Inc. 7.375%, 1/15/26(1)	275	281
		609

Auto Components—0.9%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(1)	390	359
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	645	632
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	250	260
5.250%, 4/30/31(1)	265	223
5.250%, 7/15/31	305	258
Tenneco, Inc. 144A 7.875%, 1/15/29(1)(2)	130	128
		1,860

Auto Manufacturers—0.5%
Ford Motor Co.
9.625%, 4/22/30(1)	460	513
7.450%, 7/16/31(1)	250	251
6.100%, 8/19/32	295	270
		1,034

Building Materials—0.3%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(2)	245	225
Griffon Corp. 5.750%, 3/1/28	370	339
		564

Chemicals—0.1%
Chemours Co. (The) 144A 5.750%, 11/15/28(2)	265	225
Commercial Services—1.1%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(2)	400	343
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(2)	420	364
Deluxe Corp. 144A 8.000%, 6/1/29(1)(2)	285	238
Herc Holdings, Inc. 144A 5.500%, 7/15/27(2)	470	445
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)(2)	295	234
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)(2)	390	342
United Rentals North America, Inc. 5.250%, 1/15/30(1)	310	287

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Commercial Services—continued
Williams Scotsman International, Inc. 144A 6.125%, 6/15/25(1)(2)	$ 230	$ 229
		2,482

Computers—0.2%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(2)	275	227
NCR Corp. 144A 5.125%, 4/15/29(1)(2)	330	277
		504

Containers & Packaging—0.5%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)(2)	270	256
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)(2)	485	463
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	355	334
		1,053

Cosmetics & Personal Care—0.3%
Coty, Inc. 144A 6.500%, 4/15/26(2)	475	452
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)(2)	300	282
		734

Diversified Financial Services—0.4%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	290	235
144A 5.750%, 11/15/31(1)(2)	145	111
Navient Corp. 6.750%, 6/15/26(1)	375	354
OneMain Finance Corp. 8.250%, 10/1/23(1)	110	112
		812

Electric Utilities—0.1%
PG&E Corp. 5.250%, 7/1/30	375	332
Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	500	507
Electronics—0.3%
Coherent Corp. 144A 5.000%, 12/15/29(2)	400	343
Sensata Technologies B.V. 144A 5.875%, 9/1/30(2)	345	328
		671

Entertainment—1.4%
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)(2)	430	420
144A 4.625%, 10/15/29(2)	425	340
	Par Value	Value

Entertainment—continued
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(2)	$ 490	$ 442
Cedar Fair LP 5.375%, 4/15/27(1)	465	438
International Game Technology plc 144A 6.250%, 1/15/27(1)(2)	335	332
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	410	311
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(2)	375	373
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	425	366
		3,022

Environmental Services—0.2%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)	545	475
Equity Real Estate Investment Trusts (REITs)—0.6%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)(2)	425	367
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(2)	260	236
144A 4.875%, 5/15/29(1)(2)	290	247
Service Properties Trust 7.500%, 9/15/25	360	351
		1,201

Food & Beverage—0.5%
Performance Food Group, Inc. 144A 4.250%, 8/1/29(1)(2)	300	254
Post Holdings, Inc.
144A 5.500%, 12/15/29(2)	250	225
144A 4.500%, 9/15/31(1)(2)	300	248
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)(2)	390	326
		1,053

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)(2)	390	355
Healthcare-Products—0.1%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	415	323
Healthcare-Services—0.4%
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)	280	267
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)(2)	550	476
144A 6.125%, 6/15/30(2)	120	111
		854

Housewares—0.1%
Newell Brands, Inc. 6.625%, 9/15/29	340	332

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Internet—0.6%
NortonLifeLock, Inc. 144A 7.125%, 9/30/30(2)	$ 350	$ 344
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)(2)	235	236
144A 7.500%, 9/15/27(1)(2)	370	370
144A 6.250%, 1/15/28(2)	360	342
		1,292

Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	435	374
Leisure Time—0.7%
Carnival Corp. 144A 10.500%, 2/1/26(1)(2)	440	431
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)(2)	300	246
144A 7.750%, 2/15/29(2)	280	223
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)(2)	105	113
144A 11.625%, 8/15/27(2)	495	475
		1,488

Lodging—0.5%
Hilton Domestic Operating Co., Inc.
4.875%, 1/15/30	125	112
144A 4.000%, 5/1/31(1)(2)	225	188
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(2)	415	356
MGM Resorts International 4.750%, 10/15/28(1)	305	265
Travel + Leisure Co. 144A 6.625%, 7/31/26(2)	105	102
		1,023

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)(2)	370	330
Media—1.9%
CCO Holdings LLC
144A 5.375%, 6/1/29(1)(2)	385	344
144A 6.375%, 9/1/29(2)	245	226
CSC Holdings LLC 144A 7.500%, 4/1/28(1)(2)	445	385
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)(2)	575	518
DISH DBS Corp. 7.375%, 7/1/28(1)	420	318
Gray Television, Inc.
144A 7.000%, 5/15/27(2)	450	429
144A 4.750%, 10/15/30(1)(2)	295	233
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	445	420
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(2)	415	337
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	450	387
	Par Value	Value

Media—continued
TEGNA, Inc. 5.000%, 9/15/29(1)	$ 280	$ 265
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	395	359
		4,221

Mining—0.2%
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(2)	415	343
Oil, Gas & Consumable Fuels—2.2%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)(2)	331	338
Callon Petroleum Co. 144A 8.000%, 8/1/28(2)	355	354
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)(2)	345	340
CNX Resources Corp.
144A 7.250%, 3/14/27(1)(2)	465	462
144A 7.375%, 1/15/31(2)	230	228
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)(2)	295	282
144A 5.875%, 1/15/30(2)	285	257
Occidental Petroleum Corp. 6.625%, 9/1/30(1)	220	229
PDC Energy, Inc. 5.750%, 5/15/26(1)	435	417
SM Energy Co. 6.500%, 7/15/28(1)	530	514
Southwestern Energy Co. 5.375%, 3/15/30(1)	285	264
Sunoco LP
5.875%, 3/15/28(1)	260	248
4.500%, 4/30/30	145	123
USA Compression Partners LP 6.875%, 9/1/27(1)	415	396
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	395	372
		4,824

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	300	246
Pharmaceuticals—0.5%
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)(2)	250	241
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(2)	555	493
Organon & Co. 144A 5.125%, 4/30/31(1)(2)	395	335
		1,069

Pipelines—0.8%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(2)	290	265
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)(2)	470	440

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Pipelines—continued
EQM Midstream Partners LP 144A 7.500%, 6/1/30(2)	$ 455	$ 442
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)(2)	290	262
NuStar Logistics LP 6.375%, 10/1/30(1)	305	283
		1,692

Real Estate—0.1%
Kennedy-Wilson, Inc. 5.000%, 3/1/31(1)	395	310
Retail—0.6%
Asbury Automotive Group, Inc.
4.750%, 3/1/30(1)	422	346
144A 4.625%, 11/15/29(2)	145	119
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	325	291
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(2)	135	113
144A 6.125%, 3/15/32(2)	135	112
New Red Finance, Inc. 144A 4.000%, 10/15/30(2)	300	245
		1,226

Semiconductors—0.4%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	365	360
Entegris Escrow Corp. 144A 5.950%, 6/15/30(2)	505	461
		821

Software—0.4%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(2)	300	250
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)	295	261
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)(2)	480	446
		957

Telecommunications—1.0%
CommScope, Inc. 144A 6.000%, 3/1/26(2)	190	183
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)(2)	265	232
144A 8.750%, 5/15/30(2)	320	327
Hughes Satellite Systems Corp. 6.625%, 8/1/26(1)	400	377
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)(2)	315	231
Sprint Corp. 7.625%, 3/1/26(1)	465	486
T-Mobile USA, Inc. 4.750%, 2/1/28	350	331
		2,167

	Par Value	Value

Transportation—0.2%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)(2)	$ 350	$ 356
144A 5.500%, 5/1/28(1)(2)	150	126
		482

Total Corporate Bonds and Notes (Identified Cost $47,091)		42,639

	Shares
Convertible Preferred Stocks—11.2%
Auto Components—0.5%
Aptiv plc Series A, 5.500%(1)	9,550	1,021
Banks—2.2%
Wells Fargo & Co. Series L, 7.500%	4,060	4,732
Capital Markets—0.4%
KKR & Co., Inc. Series C, 6.000%(1)	15,280	928
Commercial Services & Supplies—0.5%
GFL Environmental, Inc., 6.000%(1)	17,070	1,041
Diversified Financial Services—0.3%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(2)	610	564
Electric Utilities—3.4%
NextEra Energy, Inc.
5.279%(1)	86,830	4,293
6.926%	29,515	1,372
PG&E Corp., 5.500%	13,400	1,797
		7,462

Healthcare Equipment & Supplies—1.2%
Boston Scientific Corp. Series A, 5.500%(1)	23,915	2,632
Life Sciences Tools & Services—1.2%
Danaher Corp. Series B, 5.000%	2,035	2,663
Telecommunications—1.5%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)(2)	2,655	3,297
Total Convertible Preferred Stocks (Identified Cost $25,622)		24,340

Preferred Stock—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B (3)(4)(5)(6)	3,783	298
Total Preferred Stock (Identified Cost $371)		298

Common Stocks—33.5%
Air Freight & Logistics—0.2%
United Parcel Service, Inc. Class B	2,920	490

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Shares	Value

Automobiles—1.3%
Tesla, Inc.(5)	11,988	$ 2,728
Banks—1.6%
CCF Holdings LLC (4)(5)	1,026,972	236
CCF Holdings LLC Class M(4)(5)	219,990	51
JPMorgan Chase & Co.	12,660	1,594
Wells Fargo & Co.	34,255	1,575
		3,456

Biotechnology—1.0%
AbbVie, Inc.(7)	10,545	1,544
Vertex Pharmaceuticals, Inc.(5)	1,955	610
		2,154

Capital Markets—1.0%
Charles Schwab Corp. (The)	12,675	1,010
CME Group, Inc. Class A	4,690	813
S&P Global, Inc.(7)	1,325	425
		2,248

Chemicals—0.6%
DuPont de Nemours, Inc.	13,615	779
Sherwin-Williams Co. (The)	2,665	599
		1,378

Commercial Services & Supplies—0.7%
Waste Management, Inc.	8,915	1,412
Communications Equipment—0.3%
Cisco Systems, Inc.	16,520	750
Electric Utilities—0.6%
Exelon Corp.	35,935	1,387
Electrical Equipment—0.2%
Generac Holdings, Inc.(5)	2,070	240
Plug Power, Inc.(5)	18,725	299
		539

Energy Equipment & Services—0.5%
Schlumberger N.V.	22,065	1,148
Entertainment—0.0%
LiveStyle, Inc. (3)(4)(5)(6)	13,574	—(8)
Equity Real Estate Investment—0.5%
American Tower Corp.	4,875	1,010
Food & Staples Retailing—0.8%
Costco Wholesale Corp.(7)	3,340	1,675
Healthcare Equipment & Supplies—1.1%
Abbott Laboratories	7,550	747
Dexcom, Inc.(5)(7)	5,475	661
	Shares	Value

Healthcare Equipment & Supplies—continued
Intuitive Surgical, Inc.(5)(7)	3,675	$ 906
		2,314

Healthcare Providers & Services—1.5%
McKesson Corp.(5)	1,885	734
UnitedHealth Group, Inc.	4,392	2,438
		3,172

Hotels, Restaurants & Leisure—1.4%
Booking Holdings, Inc.(5)	700	1,309
Chipotle Mexican Grill, Inc. Class A(5)(7)	605	906
MGM Resorts International	23,125	823
		3,038

Insurance—0.4%
Aon plc Class A	3,175	894
Interactive Media & Services—1.9%
Alphabet, Inc. Class A(5)	37,300	3,525
Meta Platforms, Inc. Class A(5)	6,135	572
		4,097

Internet & Direct Marketing Retail—1.3%
Amazon.com, Inc.(5)	26,945	2,760
IT Services—2.2%
Accenture plc Class A(7)	5,020	1,425
EPAM Systems, Inc.(5)	1,062	372
Mastercard, Inc. Class A(7)	4,380	1,437
Visa, Inc. Class A(7)	7,100	1,471
		4,705

Life Sciences Tools & Services—1.2%
IQVIA Holdings, Inc.(5)	4,935	1,035
Thermo Fisher Scientific, Inc.(7)	2,855	1,467
		2,502

Machinery—0.3%
Deere & Co.(7)	1,565	619
Multiline Retail—0.2%
Target Corp.	2,770	455
Oil, Gas & Consumable Fuels—1.3%
ConocoPhillips(7)	11,985	1,511
Devon Energy Corp.(7)	18,215	1,409
		2,920

Pharmaceuticals—1.1%
Eli Lilly & Co.	4,815	1,744
Zoetis, Inc. Class A	4,685	706
		2,450

Road & Rail—0.8%
Union Pacific Corp.	9,060	1,786

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—1.7%
Broadcom, Inc.	1,595	$ 750
Lam Research Corp.	2,035	824
Marvell Technology, Inc.(7)	10,735	426
Micron Technology, Inc.	16,235	878
NVIDIA Corp.	5,430	733
		3,611

Software—4.1%
Adobe, Inc. (5)	720	229
Atlassian Corp. Class A(5)(7)	2,720	552
Crowdstrike Holdings, Inc. Class A(5)	5,615	905
Intuit, Inc.(7)	2,970	1,270
Microsoft Corp.(7)	19,861	4,610
Salesforce, Inc.(5)	2,320	377
ServiceNow, Inc.(5)	2,290	964
		8,907

Specialty Retail—1.0%
Home Depot, Inc. (The)	5,100	1,510
TJX Cos., Inc. (The)(7)	9,270	669
		2,179

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.	33,805	5,184
Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc. Class B	7,310	677
Total Common Stocks (Identified Cost $88,786)		72,645

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC(4)(5)	363,920	26
Total Warrant (Identified Cost $—)		26

Total Long-Term Investments—139.7% (Identified Cost $337,104)		303,450

Short-Term Investment—8.0%
Money Market Mutual Fund—8.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.872%)(9)	17,435,445	17,435
Total Short-Term Investment (Identified Cost $17,435)		17,435

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—147.7% (Identified Cost $354,539)		320,885

Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $36)	$ (46)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—147.7% (Identified Cost $354,503)	$320,839
Other assets and liabilities, net—(47.7)%	(103,591)
NET ASSETS—100.0%	$217,248

Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $80,079.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities amounted to a value of $83,875 or 38.6% of net assets.
(3)	For the period of February 1, 2022 through March 1, 2022, a member of the Fund’s former portfolio management team was a member of the board of directors of LiveStyle, Inc.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $8,605.
(8)	Amount is less than $500.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Bermuda	2
United Kingdom	2
Canada	1
Liberia	1
Israel	1
Total	100%
† % of total investments, net of written options, as of October 31, 2022.

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
Open written options contracts as of October 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
AbbVie, Inc.	(50)	$(837)	$167.50	11/18/22	$(—)(3)
Accenture plc	(14)	(434)	310.00	11/18/22	(1)
Atlassian Corp.	(6)	(159)	265.00	11/18/22	(1)
Chipotle Mexican Grill, Inc.	(3)	(540)	1,800.00	11/18/22	(—)(3)
ConocoPhillips	(70)	(1,015)	145.00	11/18/22	(3)
Costco Wholesale Corp.	(9)	(491)	545.00	11/18/22	(1)
Deere & Co.	(10)	(435)	435.00	11/18/22	(1)
Devon Energy Corp.	(90)	(810)	90.00	11/18/22	(3)
Dexcom, Inc.	(25)	(313)	125.00	11/18/22	(8)
Intuit, Inc.	(8)	(396)	495.00	11/18/22	(1)
Intuitive Surgical, Inc.	(8)	(224)	280.00	11/18/22	(—)(3)
JPMorgan Chase & Co.	(33)	(479)	145.00	12/16/22	(1)
Marvell Technology, Inc.	(65)	(390)	60.00	11/18/22	(—)(3)
Mastercard, Inc.	(20)	(780)	390.00	12/16/22	(1)
MGM Resorts International	(40)	(180)	45.00	12/16/22	(1)
Microsoft Corp.	(40)	(1,220)	305.00	11/18/22	(—)(3)
S&P Global, Inc.	(4)	(140)	350.00	11/18/22	(1)
Schlumberger N.V.	(28)	(168)	60.00	11/18/22	(1)
Thermo Fisher Scientific, Inc.	(12)	(720)	600.00	11/18/22	(—)(3)
TJX Cos., Inc. (The)	(45)	(315)	70.00	11/18/22	(17)
Visa, Inc.	(35)	(787)	225.00	11/18/22	(2)
					(43)
Put Option
Mastercard, Inc.	(10)	(305)	305.00	11/18/22	(3)
Total Written Options					$(46)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$42,639	$—	$42,639	$—
Convertible Bonds and Notes	163,502	—	163,502	—
Equity Securities:
Common Stocks	72,645	72,358	—	287
Convertible Preferred Stocks	24,340	20,479	3,861	—
Preferred Stock	298	—	—	298
Warrant	26	—	—	26
Money Market Mutual Fund	17,435	17,435	—	—
Total Investments, Before Written Options	320,885	110,272	210,002	611
Liabilities:
Other Financial Instruments:
Written Options	(46)	(44)	(2)	—
Total Investments, Net of Written Options	$320,839	$110,228	$210,000	$611
There were no transfers into or out of Level 3 related to securities held at October 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of January 31, 2022:	$ 1,011	$ 549	$ 378(a)	$ 84
Net realized gain (loss)	(1,250)	—	(1,250)	—
Sales	—(b)	—	—(b)	—
Net change in unrealized appreciation (depreciation)(c)	850	(262)	1,170	(58)
Balance as of October 31, 2022	$ 611	$ 287	$ 298	$ 26
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2022, was $(400).
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2022:
Investments in Securities – Assets	Ending Balance at October 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$298	Discounted cash flows liquidation approach	Discount rate	27.12% (25.97% - 27.79%)

Common Stocks:
CCF Holdings LLC	$236	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$51	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Discounted cash flows liquidation approach	Discount rate	27.12% (25.97% - 27.79%)

Warrant:
CCF Holdings LLC	$26	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	52.08%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.